Convertible Loan from Shareholders (Details Narrative) (10-K) - USD ($) $ / shares in Units, $ in Thousands					1 Months Ended	6 Months Ended	12 Months Ended
	Nov. 28, 2016	Aug. 31, 2016	Jul. 07, 2016	Oct. 08, 2015	Sep. 30, 2016	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016	Aug. 15, 2016	May 11, 2016
Loans receivable								$ 750
Loan [Member]
Common stock issued in connection with conversion of loan at the merger	151,119
Loan [Member] | Before Reverse Split [Member]
Common stock issued in connection with conversion of loan at the merger	2,242,939
Microbot Israel [Member]
Loans receivable				$ 419
Loan bears interest rate				10.00%
Proceeds from exercise of warrant					$ 410
The loan bears interest rate										10.00%
Debt, discount rate	20.00%									20.00%
Microbot Israel [Member] | Series A Preferred Shares [Member]
Debt conversion, preferred shares issued			1,315,023
Debt conversion, warrant issued			1,188,275
Exercise price of warrants			$ 1.00
Alpha Capital [Member] | Merger Agreement [Member]
Secured note principal amount		$ 2,000
Principal and accrued interest of note		$ 2,029
Alpha Capital [Member] | Secured Note [Member]
Loan bears interest rate									6.00%
Secured note principal amount									$ 2,000
Alpha Capital [Member] | Convertible Note [Member]
Loan bears interest rate						6.00%	6.00%
Principal and accrued interest of note						$ 2,029	$ 2,029
Debt maturity date						Nov. 28, 2019	Nov. 28, 2019
Convertible note, conversion price						$ 9.6	$ 9.60
Alpha Capital [Member] | Convertible Note [Member] | Before Reverse Split [Member]
Convertible note, conversion price						$ 0.64	$ 0.64